FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for fiscal year ending: 12/31/2001

Is this a transition report? N

Is this an amendment to a previous filing? N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: PINNACLE SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
   B.    File Number:  811-04235
   C.    Telephone Number:  3037373000

2. A.    Street:  8515 EAST ORCHARD ROAD
   B.    City:  GREENWOOD VILLAGE
   C.    State  COLORADO
   D.    Zip Code:  80111
   E.    Foreign Country:

3.       Is this the first filing on this form by Registrant? N

4.       Is this the last filing on this form by Registrant? N

5.       Is Registrant a small a business investment company (SBIC)? N
                  (If yes, complete only 89-110)

6.       Is Registrant a unit investment trust (UIT)? Y
                  (If yes, complete only 111 through 132)

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000's omitted). N/A

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                        Number of     Total Assets     Total Income
                                                        Series        ($000's          Distributions
                                                        Investing     omitted)        ($000's omitted)
A.       U.S. Treasury direct issue                                   $                 $
B.       U.S. Government agency                                       $                 $
C.       State and municipal tax-free                                 $                 $
D.       Public utility debt                                          $                 $
E.       Brokers or dealers debt or
         debt of brokers' or dealers' parent                          $                 $
F.       All other corporate intermed. &
         long-term debt                                               $                 $
G.       All other corporate short term debt                          $                 $
H.       Equity securities of brokers or
         dealers or parents of brokers or dealers                     $                 $
I.       Investment company equity securities                         $                 $
J.       All other equity securities                      1           $ 3,685           $
K.       Other securities                                 1           $    (5)          $
L.       Total assets of all series of registrant         1           $ 3,680           $


131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted): $20


Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Greenwood Village    State of: Colorado        Date:  February 26, 2002

Name of Registrant, Depositor, or Trustee: PINNACLE SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

By: /s/ Beverly A. Byrne                 Witness: /s/ James J. Kim
Beverly A. Byrne                         James J. Kim
Vice President, Counsel                  Legal Assistant
and Associate Secretary